Taxation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income tax expense	$ 3	$ 13	$ 13	$ 14
Effective tax rate	1.20%	12.10%	4.00%	9.30%